Schedule of Warrant Assumptions (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility			58.50%
Expected dividends	0.00%	0.00%	0.00%
Warrant Advisory Services [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of ordinary shares on grant date		$ 2.36
Exercise price		$ 0.01
Expected volatility		58.20%
Expected dividends		0.00%
Expected term (in years)		5 years
Risk-free rate		0.42%
Prefunded Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of ordinary shares on grant date		$ 3.25
Exercise price		$ 0.01
Expected volatility		50.50%
Expected dividends		0.00%
Expected term (in years)		4 years
Risk-free rate		1.03%
Regular Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of ordinary shares on grant date		$ 3.25
Exercise price		$ 4.50
Expected volatility		50.50%
Expected dividends		0.00%
Expected term (in years)		4 years
Risk-free rate		1.03%